Annual Total Returns - Fidelity® MSCI Information Technology Index ETF [BarChart] - 09.30 Fidelity MSCI Sector ETFs Combo PRO-11 - Fidelity® MSCI Information Technology Index ETF	Nov. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Oct. 21, 2013
Fidelity MSCI Information Technology Index ETF-Default
Bar Chart Table:
Annual Return 2014	18.16%
Annual Return 2015	5.05%
Annual Return 2016	13.80%
Annual Return 2017	37.08%
Annual Return 2018	(0.18%)
Annual Return 2019	48.67%
Annual Return 2020	45.90%